CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
REVENUE:
Sales - devices and disposables	$ 95	$ 102	$ 486	$ 356	$ 564	$ 758
Cost of goods sold	85	230	185	544	537	891
Gross Profit (loss)	10	(128)	301	(188)	27	(133)
Contract and grant revenue					42	65
COSTS AND EXPENSES:
Research and development	87	413	525	1,090	1,477	2,788
Sales and marketing	92	187	295	542	718	1,164
General and administrative	510	1,110	2,187	2,863	4,101	4,649
Total operating expenses	689	1,710	3,007	4,495	6,296	8,601
Operating loss	(679)	(1,838)	(2,706)	(4,683)	(6,227)	(8,669)
Other income	24	10	67	69	74	25
Interest expense	(226)	(404)	(1,597)	(1,240)	(1,317)	(979)
Loss on extinguishment of debt					0	(325)
Changes in fair value of warrants	670	41	2,276	710	568	65
Total other income (expenses)	468	(353)	746	(461)	(675)	(1,214)
LOSS FROM OPERATIONS	(211)	(2,191)	(1,960)	(5,144)	(6,902)	(9,883)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0
NET LOSS	(211)	(2,191)	(1,960)	(5,144)	(6,902)	(9,883)
DEEMED DIVIDENDS					(1,263)	0
PREFERRED STOCK DIVIDENDS	(179)	(545)	(941)	(1,871)	(1,338)	(152)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (390)	$ (2,736)	$ (2,901)	$ (7,015)	$ (9,503)	$ (10,035)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (post 1:100 reverse stock split)					$ (7.42)	$ (13.02)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC	$ (0.0017)	$ (1,753)	$ (0.0319)	$ (7,015)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, DILUTED	$ (0.0017)	$ (1.753)	$ (0.0319)	$ (7.015)
WEIGHTED AVERAGE SHARES OUTSTANDING					1,280	771
WEIGHTED AVERAGE SHARES OUTSTANDING, BASIC	226,434	2	90,807	1
WEIGHTED AVERAGE SHARES OUTSTANDING, DILUTED	226,434	2	90,807	1